Significant Accounting Policies (Details) - Schedule of notional amounts of outstanding derivative positions - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of notional amounts of outstanding derivative positions [Abstract]
Cash flow hedge		$ 6,399